Business Segment and Disaggregation of Revenue (Restatement) (Tables)	6 Months Ended
Sep. 30, 2025
Business Segment and Disaggregation of Revenue (Restatement) [Abstract]
Schedule of Disaggregated Revenue from Contracts with Customers

The Company has disaggregated its revenue from contracts with customers into categories based on the business segment and nature of the revenue in the following table:

	Six months ended September 30,
	2025				2024
	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total
Revenue
Subscription	$2,315,052	599,396	—	2,914,448	$2,223,690	206,532	—	2,430,222
Equipment, device and services	837,853	3,592,050	—	4,429,903	1,253,059	1,570,472	—	2,823,531
	3,152,905	4,191,446	—	7,344,351	3,476,749	1,777,004	—	5,253,753
Cost of revenue
Subscription	$(1,587,418)	(399,907)	—	(1,987,325)	$(1,408,718)	(205,092)	—	(1,613,810)
Equipment, device and services	(718,350)	(2,922,669)	—	(3,641,019)	(1,133,163)	(1,481,054)	—	(2,614,217)
	(2,305,768)	(3,322,576)	—	(5,628,344)	(2,541,881)	(1,686,146)	—	(4,228,027)
Gross profit
Subscription	$727,634	199,489	—	927,123	$814,972	1,440	—	816,412
Equipment, device and services	119,503	669,381	—	788,884	119,896	89,418	—	209,314
	847,137	868,870	—	1,716,007	934,868	90,858	—	1,025,726

Operating expenses	$(34,749)	—	(1,821,316)	(1,856,065)	$(55,538)	—	(931,912)	(987,450)
Income from operations	812,388	868,870	(1,821,316)	(140,058)	879,330	90,858	(931,912)	38,276

Finance income	8,486	—	—	8,486	11,875	—	—	11,875
Finance cost	(12,242)	—	(9,152)	(21,394)	(16,121)	—	(2,537)	(18,658)
Income before income taxes	808,632	868,870	(1,830,468)	(152,966)	875,084	90,858	(934,449)	31,493

Segment assets	$2,557,075	2,102,024	4,434,272	9,093,371	$2,799,500	969,830	1,605,039	5,374,369
Segment liabilities	1,538,127	1,387,599	1,954,651	4,880,377	2,097,623	605,167	664,090	3,366,880